SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended						12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2025	Sep. 30, 2025
Stockholders Equity Note [Line Items]
Share-based compensation cost		$ 70,501		$ 87,603
Options granted	[1]	95,135
Number of ordinary shares reserved and available for grant and issuance		11,797,025						10,841,262
Share-based compensation		$ 70,933		$ 88,658
Shares reserved for issuance under ESPP		835,694						1,048,635
Ordinary shares repurchased under ESPP		212,941		37,861
Ordinary shares at average prices per share		$ 61.74		$ 226.01
Authorized repurchase program amount									$ 870,000
Shares repurchased		9,602,294
Amount repurchased		$ 734,971
Co-CEO
Stockholders Equity Note [Line Items]
Options granted		66,595	[1]	20,217	22,481	74,108	73,074
2017 share option plan
Stockholders Equity Note [Line Items]
Weighted-average grant-date fair value of options granted		$ 73.57		$ 252.64
Intrinsic value of options exercised		$ 12,171		$ 109,427
Unamortized share-based compensation expense		$ 204,008		$ 241,268
Weighted average period for cost expected to be recognized		1 year 9 months 25 days		1 year 10 months 17 days
2021 plan
Stockholders Equity Note [Line Items]
Unrecognized compensation cost related to unvested restricted share units		$ 194,798		$ 230,702
Weighted average period for cost expected to be recognized		1 year 9 months 25 days		1 year 10 months 20 days
Restricted Stock Units (RSUs)
Stockholders Equity Note [Line Items]
Options granted	[2]	1,783,617
Weighted-average grant-date fair value of options granted	[2]	$ 75.47
Restricted Stock Units (RSUs) | Co-CEO
Stockholders Equity Note [Line Items]
Options granted		258,656		62,211	48,129	22,928

[1]	Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, 22,481 in 2024, 20,217 in 2025, and 66,595 in 2026, as applicable.
[2]	Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023, 48,129, 62,211 and 258,656 performance shares granted to the Company’s Co-CEOs and several executives in 2024, 2025 and 2026, respectively.